Selected Quarterly Financial Data (Unaudited) - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Accumulated deficit	$ (847,132)						$ (847,132)	$ (68,804)
Income tax (benefit) expense	(5,381)	$ (35,333)	$ (19,731)	$ (10,515)	$ (30,246)	$ (65,600)	(70,960)	2,065	$ (44,019)
Net (loss) income	$ 1,690	$ (326,774)	$ (439,126)	$ (17,818)	$ (456,944)	$ (783,700)	$ (782,028)	$ (298)	$ 9,749
Basic (loss) earnings per share (in dollars per share)	$ 0.00	$ (1.65)	$ (3.12)	$ (0.15)	$ (3.39)	$ (5.02)	$ (4.69)	$ (0.04)	$ 0.04
Revision of Prior Period, Error Correction, Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Accumulated deficit			$ 13,300		$ 13,300
Income tax (benefit) expense		$ (7,000)	452		452
Net (loss) income		(7,000)	$ 13,335		$ 13,335
Basic (loss) earnings per share (in dollars per share)			$ 0.10		$ 0.10
As reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Income tax (benefit) expense		(28,300)	$ (20,183)		$ (30,698)			$ (58,500)
Net (loss) income		$ (333,800)	$ (452,461)		$ (470,279)			$ 790,800
Basic (loss) earnings per share (in dollars per share)		$ (1.68)	$ (3.22)		$ (3.49)	$ (5.07)